Investment Portfolio - March 31, 2023

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 17.9%

Non-Convertible Corporate Bonds- 17.9%
Communication Services - 3.5%
Entertainment - 1.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	4,560,000	$4,235,832

Interactive Media & Services - 2.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	6,749,946
Total Communication Services		10,985,778
Consumer Discretionary - 2.4%
Broadline Retail - 2.4%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,083,344
(China), 4.00%, 12/6/2037	3,440,000	2,926,813
Amazon.com, Inc., 3.30%, 4/13/2027	3,520,000	3,402,458

Total Consumer Discretionary		7,412,615

Consumer Staples - 1.0%
Beverages - 1.0%
PepsiCo, Inc., 3.90%, 7/18/2032	3,110,000	3,037,231

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,696,000	1,801,716
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	3,721,993

Total Energy		5,523,709

Financials - 2.7%
Banks - 2.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,790,000	2,327,896
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,670,000	2,370,755
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,000,000	3,885,875

Total Financials		8,584,526

Industrials - 1.6%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,479,900

Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,717,037

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	$1,657,187
		3,374,224
Total Industrials		4,854,124

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc., 5.40%, 5/20/2033	2,920,000	3,129,891

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,627,775

Real Estate - 2.3%
Retail REITs - 1.5%
Simon Property Group LP, 2.65%, 2/1/2032	5,680,000	4,591,602

Specialized REITs - 0.8%
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,325,000	2,451,672

Total Real Estate		7,043,274

Utilities - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Operations Co. LLC,
4.875%, 5/13/2024[2]	2,630,000	2,595,324
3.55%, 7/15/2024[2]	810,000	782,009

Total Utilities		3,377,333

TOTAL CORPORATE BONDS (Identified Cost $60,729,184)		55,576,256

ASSET-BACKED SECURITIES - 10.3%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,743,961	1,630,604
CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,172,548	989,707
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,489,136	1,343,775
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,664,341	1,448,213
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	435,377	400,828
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	758,313	681,641
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,456,869	2,419,335

Investment Portfolio - March 31, 2023

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	$2,155,665
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,108,222
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,056,133	920,469
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,515,587
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,482,837	1,263,706
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	1,186,861	1,183,156
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,178,272	1,175,285
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	320,859	318,698
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	709,366	705,088
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,650,000	2,438,384
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,600,000	2,594,821
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,445,954)[4]	2,445,954	2,315,245
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $820,454)[4]	821,110	820,098
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	400,964	362,724
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,5]	48,508	47,549
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,5]	35,198	34,521
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 5.845%, 10/25/2048[2,6]	100,235	99,707
Tricon American Homes, Series 2020- SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,169,309
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,078,240

TOTAL ASSET-BACKED SECURITIES (Identified Cost $34,607,057)		32,220,577

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,289,405	1,128,530
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	18,599	$17,997
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	866,954	708,700
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	182,710	161,540
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	187,777	168,690
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	54,679	48,659
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	32,673	27,629
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,707,375	1,541,991
Series 2018-31, Class KP, 3.50%, 7/25/2047	16,752	16,342
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,229,393	1,049,005
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	997,559
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K030, Class X1 (IO), 0.365%, 4/25/2023[5]	782,309	30
Series K032, Class X1 (IO), 0.093%, 5/25/2023[5]	6,113,432	239
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,420,828	1,250,451
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	73,118	67,517
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	542,893	469,810
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,657,178	1,515,217
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,269,010	1,100,513
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,268,898	1,100,001
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,502,259	1,261,554
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	41,225	38,997
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	19,011	17,529
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	106,599	99,904

Investment Portfolio - March 31, 2023

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, (continued)
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	49,631	$45,354
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	96,190	89,238
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	88,011	80,949
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,378,374	1,164,590
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	167,736	153,527
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,634,505	1,397,319
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,548,880	2,058,893
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,639,111	1,326,707
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[5]	1,500,604	1,316,950
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	444,941	387,321
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	32,894	29,461
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	83,645	75,181
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	492,955	454,243
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	14,254	13,161
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	445,739	407,666

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,855,330)		21,788,964

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,035,580
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	71,967
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	524,168

TOTAL MUNICIPAL BONDS (Identified Cost $4,108,504)		3,631,715
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES - 45.0%

U.S. Treasury Bonds - 14.1%
U.S. Treasury Bond
2.375%, 2/15/2042	24,765,000	$19,877,782
3.00%, 5/15/2047	24,172,000	20,965,433
3.625%, 2/15/2053	3,140,000	3,104,185

Total U.S. Treasury Bonds (Identified Cost $46,096,286)		43,947,400
U.S. Treasury Notes - 30.9%
U.S. Treasury Floating Rate Note (3 mo. US Treasury Bill Yield + 0.200%), 4.931%, 1/31/2025[6]	15,340,000	15,343,017
U.S. Treasury Note
2.00%, 11/15/2026	16,688,000	15,685,416
2.25%, 11/15/2027	16,475,000	15,483,926
3.125%, 11/15/2028	15,890,000	15,479,095
1.75%, 11/15/2029	17,200,000	15,437,000
1.375%, 11/15/2031	21,980,000	18,538,756

Total U.S. Treasury Notes (Identified Cost $95,513,552)		95,967,210

TOTAL U.S. TREASURY SECURITIES (Identified Cost $141,609,838)		139,914,610

U.S. GOVERNMENT AGENCIES - 15.4%

Mortgage-Backed Securities - 15.4%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	543	540
Pool #MA3463, UMBS, 4.00%, 9/1/2033	98,441	97,356
Pool #MA1834, UMBS, 4.50%, 2/1/2034	30,012	30,138
Pool #FM1158, UMBS, 3.50%, 6/1/2034	358,953	348,588
Pool #MA2587, UMBS, 3.50%, 4/1/2036	190,018	183,582
Pool #MA3215, UMBS, 3.50%, 12/1/2037	611,740	585,823
Pool #FM2568, UMBS, 3.00%, 5/1/2038	408,622	385,866
Pool #995876, UMBS, 6.00%, 11/1/2038	58,098	61,503
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,717,602	2,402,166
Pool #AI5172, UMBS, 4.00%, 8/1/2041	38,961	38,124
Pool #AH3858, UMBS, 4.50%, 8/1/2041	187,995	188,552
Pool #MA4633, UMBS, 3.50%, 6/1/2042	2,067,449	1,949,286
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,944,223	2,848,806
Pool #AL7729, UMBS, 4.00%, 6/1/2043	47,728	46,703

Investment Portfolio - March 31, 2023

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AX1685, UMBS, 3.50%, 11/1/2044	442,830	$421,358
Pool #AS4103, UMBS, 4.50%, 12/1/2044	138,138	138,337
Pool #AY8604, UMBS, 3.50%, 4/1/2045	67,190	63,491
Pool #BC6764, UMBS, 3.50%, 4/1/2046	28,156	26,520
Pool #BC8677, UMBS, 4.00%, 5/1/2046	24,321	23,678
Pool #BD1191, UMBS, 3.50%, 1/1/2047	176,101	165,873
Pool #BE7845, UMBS, 4.50%, 2/1/2047	29,240	29,189
Pool #MA3007, UMBS, 3.00%, 4/1/2047	699,448	639,627
Pool #FM2232, UMBS, 4.00%, 6/1/2048	101,239	98,308
Pool #AL8674, 5.65%, 1/1/2049	255,366	268,715
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,737,912	2,576,797
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,667,764	2,413,139
Pool #FS2998, UMBS, 3.50%, 4/1/2052	4,687,385	4,396,379
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,043,125	2,824,135
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,978,335	2,845,031
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,561,759	2,506,486
Pool #MA4807, UMBS, 5.50%, 11/1/2052	4,877,451	4,930,399
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	47,509	47,753
Pool #C91746, 4.50%, 12/1/2033	35,790	35,994
Pool #C91771, 4.50%, 6/1/2034	47,463	47,705
Pool #C91780, 4.50%, 7/1/2034	55,580	55,950
Pool #QN0349, UMBS, 3.00%, 8/1/2034	379,000	360,554
Pool #C91832, 3.50%, 6/1/2035	217,938	210,955
Pool #G08268, 5.00%, 5/1/2038	272,434	280,397
Pool #G05900, 6.00%, 3/1/2040	18,683	19,798
Pool #A92889, 4.50%, 7/1/2040	102,155	102,583
Pool #A93451, 4.50%, 8/1/2040	304,871	306,149
Pool #G60513, 5.00%, 7/1/2041	275,762	283,667
Pool #G60071, 4.50%, 7/1/2042	107,389	107,839
Pool #RB5188, UMBS, 4.00%, 10/1/2042	3,568,993	3,449,516
Pool #Q17513, 3.50%, 4/1/2043	63,141	60,062
Pool #Q37857, 4.00%, 12/1/2045	237,763	232,133
Pool #G60855, 4.50%, 12/1/2045	99,321	99,561
Pool #Q38388, 4.00%, 1/1/2046	224,431	219,649
Pool #Q47544, 4.00%, 3/1/2047	251,831	246,583
Pool #Q47130, 4.50%, 4/1/2047	25,336	25,279
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G08786, 4.50%, 10/1/2047	73,424	$73,262
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,880,322	2,605,556
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,471,223	2,391,163
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,637,388	1,602,066
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,565,805	1,559,638

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $49,170,110)		47,958,307

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares, 4.71%[7]
(Identified Cost $7,909,239)	7,909,239	7,909,239

TOTAL INVESTMENTS - 99.3% (Identified Cost $322,989,262)		308,999,668
OTHER ASSETS, LESS LIABILITIES - 0.7%		2,072,536
NET ASSETS - 100%		$311,072,204

Investment Portfolio - March 31, 2023

(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $65,239,455, which represented 21.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2023 was $3,135,343, or 1.0% of the Series’ Net Assets.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2023.

6Floating rate security. Rate shown is the rate in effect as of March 31, 2023.

7Rate shown is the current yield as of March 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$187,872,917	$—	$187,872,917	$—
States and political subdivisions (municipals)	3,631,715	—	3,631,715	—
Corporate debt:
Communication Services	10,985,778	—	10,985,778	—
Consumer Discretionary	7,412,615	—	7,412,615	—
Consumer Staples	3,037,231	—	3,037,231	—
Energy	5,523,709	—	5,523,709	—
Financials	8,584,526	—	8,584,526	—
Industrials	4,854,124	—	4,854,124	—
Information Technology	3,129,891	—	3,129,891	—
Materials	1,627,775	—	1,627,775	—
Real Estate	7,043,274	—	7,043,274	—
Utilities	3,377,333	—	3,377,333	—
Asset-backed securities	32,220,577	—	32,220,577	—

Investment Portfolio - March 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$21,788,964	$—	$21,788,964	$—
Short-Term Investment	7,909,239	7,909,239	—	—
Total assets	$308,999,668	$7,909,239	$301,090,429	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or March 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.